Statement of Cash Flows Information	12 Months Ended
Dec. 31, 2016
Statement of Cash Flows Information [Text Block]
14.	Statement of Cash Flows Information
In US$ thousands	2016	2015

Additional Cash Flow Information:

Interest paid	$176	$23